Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal
Current	$ 1,434	$ 1,366	$ 1,203
Deferred	(326)	(108)	469
Federal income tax	1,108	1,258	1,672
State
Current	482	401	398
Deferred	(183)	(196)	111
State income tax	299	205	509
Total income tax provision	$ 1,407	$ 1,463	$ 2,181